Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
Subsequent Events

17.    Subsequent Events

On August 11, 2022, the Company and CF Acquisition Corp. VI (Nasdaq: CFVI), a special purpose acquisition company sponsored by Cantor Fitzgerald, announced that the Securities and Exchange Commission had declared effective, the Form S-4 (Registration Statement under the Securities Exchange Act of 1933) in connection with their proposed business combination. On September 16, 2022, following the approval of the stockholders of CFVI at its Special Meeting of Stockholders held on September 15, 2022, pursuant to the terms of the business combination agreement for the proposed business combination (the “BCA”) and by means of an arrangement under Section 182 of the Business Corporations Act (Ontario), and in accordance with the terms and conditions set forth in the BCA, the Company and CF VI completed the closing of the transactions contemplated by the BCA. Upon closing, the combined company was renamed Rumble Inc. and is trading on the NASDAQ Global Market under the ticker “RUM”.

In accordance with ASC 855-10-55-1, the Company’s management reviewed all material events through September 22, 2022, and there were no material subsequent events other than those disclosed above.

19.    Subsequent Events

On December 1, 2021, the Company and CF Acquisition Corp. VI (Nasdaq: CFVI), a special purpose acquisition company sponsored by Cantor Fitzgerald, entered into a definitive combination agreement expected to close in the second quarter of fiscal 2022. Upon closing, subject to approval from the Securities and Exchange Commission, the combined company will be called Rumble Inc. and expects to be publicly listed on the Nasdaq stock exchange.

On January 27, 2022, Rumble received notification of a lawsuit against the Company and one of its shareholders seeking damages of up to $419 million. Management is of the opinion that this allegation is meritless and the outcome of this proceeding is not determinable at the time of the issuance of these financial statements. As such, no contingent liability has been recognized on account of this claim.

In accordance with ASC 855, the Company’s management reviewed all material events through May 12, 2022, and there were no material subsequent events other than those disclosed above.

CF ACQUISITION CORP. VI [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements other than the below.

The Rumble Registration Statement, initially filed with the SEC on February 14, 2022, was declared effective by the SEC on August 11, 2022. In addition, on August 11, 2022, the Company and Rumble issued a joint press release announcing that (i) the SEC declared effective the Rumble Registration Statement, (ii) the Company has established July 25, 2022 as the record date for the special meeting of its stockholders to be held in connection with the previously announced business combination with Rumble (the “Special Meeting”), and (iii) the Special Meeting will be held on September 15, 2022. On August 12, 2022, the Company filed the Proxy Statement in connection with the Special Meeting (see Note 1) to approve the Business Combination Agreement and the other proposals set forth in the Proxy Statement.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements other than as described below.

On February 14, 2022, the Company filed the Registration Statement with the SEC.